Insurance services - Summary of the Bank's Policyholder Account Balances on the Consolidated Balance (Detail) - Mar. 31, 2024 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	₨ 85,430.1	$ 1,025.1
Group Traditional Life [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	23,718.6	284.6
Group Traditional Pension [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	8,824.2	105.9
Group Variable Life [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	22,764.1	273.1
Group Variable Pension [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	19,200.9	230.4
Individual VIP pension [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	9,613.9	115.4
Statutory reserves [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	₨ 1,308.4	$ 15.7